Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SELECT SECTOR SPDR TRUST
Entity Central Index Key	0001064641
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000262279
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Communication Services Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Premium Income ETF
Trading Symbol	XLCI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Communication Services Select Sector SPDR® Premium Income ETF (the "Fund") for the period of July 30, 2025 (commencement of operations) through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Communication Services Select Sector SPDR® Premium Income ETF	$12	0.27%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	How did the Fund perform last year and what affected its performance? Performance information is not provided since the Fund has less than six months of operations.
Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,511,313
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,686
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,511,313 Number of Portfolio Holdings3 Portfolio Turnover Rate1% Total Advisory Fees Paid$1,686
Holdings [Text Block]

Top Security Types

Assets	%
Mutual Funds and Exchange Traded Products	101.1%
Short-Term Investments	0.0%Footnote Reference*
Written Call Options	(1.1%)
Footnote	Description
Footnote*	Less than 0.05%.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Communication Services Select Sector SPDR Premium Income Fund to the State Street® Communication Services Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Communication Services Select Sector SPDR Premium Income Fund to the State Street® Communication Services Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000262282
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Consumer Discretionary Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Premium Income ETF
Trading Symbol	XLYI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Consumer Discretionary Select Sector SPDR® Premium Income ETF (the "Fund") for the period of July 30, 2025 (commencement of operations) through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Consumer Discretionary Select Sector SPDR® Premium Income ETF	$12	0.27%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	How did the Fund perform last year and what affected its performance? Performance information is not provided since the Fund has less than six months of operations.
Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,226,038
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,407
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,226,038 Number of Portfolio Holdings3 Portfolio Turnover Rate2% Total Advisory Fees Paid$1,407
Holdings [Text Block]

Top Security Types

Assets	%
Mutual Funds and Exchange Traded Products	100.0%
Short-Term Investments	0.2%
Written Call Options	(0.2%)

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Consumer Discretionary Select Sector SPDR Premium Income Fund to the State Street® Consumer Discretionary Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Consumer Discretionary Select Sector SPDR Premium Income Fund to the State Street® Consumer Discretionary Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000262283
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Consumer Staples Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Premium Income ETF
Trading Symbol	XLSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Consumer Staples Select Sector SPDR® Premium Income ETF (the "Fund") for the period of July 30, 2025 (commencement of operations) through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Consumer Staples Select Sector SPDR® Premium Income ETF	$11	0.27%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	How did the Fund perform last year and what affected its performance? Performance information is not provided since the Fund has less than six months of operations.
Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,413,892
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,401
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,413,892 Number of Portfolio Holdings3 Portfolio Turnover Rate1% Total Advisory Fees Paid$1,401
Holdings [Text Block]

Top Security Types

Assets	%
Mutual Funds and Exchange Traded Products	100.1%
Short-Term Investments	0.0%Footnote Reference*
Written Call Options	(0.1%)
Footnote	Description
Footnote*	Less than 0.05%.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Consumer Staples Select Sector SPDR Premium Income Fund to the State Street® Consumer Staples Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Consumer Staples Select Sector SPDR Premium Income Fund to the State Street® Consumer Staples Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000262284
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Energy Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Premium Income ETF
Trading Symbol	XLEI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Energy Select Sector SPDR® Premium Income ETF (the "Fund") for the period of July 30, 2025 (commencement of operations) through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Energy Select Sector SPDR® Premium Income ETF	$12	0.27%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	How did the Fund perform last year and what affected its performance? Performance information is not provided since the Fund has less than six months of operations.
Material Change Date	Dec. 31, 2025
AssetsNet	$ 4,577,669
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 2,579
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$4,577,669 Number of Portfolio Holdings4 Portfolio Turnover Rate4% Total Advisory Fees Paid$2,579
Holdings [Text Block]

Top Security Types

Assets	%
Mutual Funds and Exchange Traded Products	100.7%
Short-Term Investments	0.0%Footnote Reference*
Written Call Options	(0.7%)
Footnote	Description
Footnote*	Less than 0.05%.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Energy Select Sector SPDR Premium Income Fund to the State Street® Energy Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Energy Select Sector SPDR Premium Income Fund to the State Street® Energy Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000262285
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Premium Income ETF
Trading Symbol	XLFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Financial Select Sector SPDR® Premium Income ETF (the "Fund") for the period of July 30, 2025 (commencement of operations) through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Financial Select Sector SPDR® Premium Income ETF	$12	0.27%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	How did the Fund perform last year and what affected its performance? Performance information is not provided since the Fund has less than six months of operations.
Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,981,688
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,609
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,981,688 Number of Portfolio Holdings3 Portfolio Turnover Rate1% Total Advisory Fees Paid$1,609
Holdings [Text Block]

Top Security Types

Assets	%
Mutual Funds and Exchange Traded Products	100.4%
Short-Term Investments	0.0%Footnote Reference*
Written Call Options	(0.4%)
Footnote	Description
Footnote*	Less than 0.05%.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Financial Select Sector SPDR Premium Income Fund to the State Street® Financial Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Financial Select Sector SPDR Premium Income Fund to the State Street® Financial Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000262286
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Health Care Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Premium Income ETF
Trading Symbol	XLVI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Health Care Select Sector SPDR® Premium Income ETF (the "Fund") for the period of July 30, 2025 (commencement of operations) through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Health Care Select Sector SPDR® Premium Income ETF	$12	0.27%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	How did the Fund perform last year and what affected its performance? Performance information is not provided since the Fund has less than six months of operations.
Material Change Date	Dec. 31, 2025
AssetsNet	$ 11,624,214
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 3,685
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$11,624,214 Number of Portfolio Holdings4 Portfolio Turnover Rate1% Total Advisory Fees Paid$3,685
Holdings [Text Block]

Top Security Types

Assets	%
Mutual Funds and Exchange Traded Products	100.5%
Short-Term Investments	0.0%Footnote Reference*
Written Call Options	(0.5%)
Footnote	Description
Footnote*	Less than 0.05%.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Health Care Select Sector SPDR Premium Income Fund to the State Street® Health Care Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Health Care Select Sector SPDR Premium Income Fund to the State Street® Health Care Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000262287
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Industrial Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Premium Income ETF
Trading Symbol	XLII
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Industrial Select Sector SPDR® Premium Income ETF (the "Fund") for the period of July 30, 2025 (commencement of operations) through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Industrial Select Sector SPDR® Premium Income ETF	$12	0.27%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	How did the Fund perform last year and what affected its performance? Performance information is not provided since the Fund has less than six months of operations.
Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,241,587
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,132
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,241,587 Number of Portfolio Holdings4 Portfolio Turnover Rate1% Total Advisory Fees Paid$1,132
Holdings [Text Block]

Top Security Types

Assets	%
Mutual Funds and Exchange Traded Products	100.5%
Short-Term Investments	0.0%Footnote Reference*
Written Call Options	(0.5%)
Footnote	Description
Footnote*	Less than 0.05%.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Industrial Select Sector SPDR Premium Income Fund to the State Street® Industrial Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Industrial Select Sector SPDR Premium Income Fund to the State Street® Industrial Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000262288
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Materials Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Premium Income ETF
Trading Symbol	XLBI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Materials Select Sector SPDR® Premium Income ETF (the "Fund") for the period of July 30, 2025 (commencement of operations) through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Materials Select Sector SPDR® Premium Income ETF	$12	0.27%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	How did the Fund perform last year and what affected its performance? Performance information is not provided since the Fund has less than six months of operations.
Material Change Date	Dec. 31, 2025
AssetsNet	$ 2,125,543
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 2,285
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$2,125,543 Number of Portfolio Holdings3 Portfolio Turnover Rate3% Total Advisory Fees Paid$2,285
Holdings [Text Block]

Top Security Types

Assets	%
Mutual Funds and Exchange Traded Products	100.7%
Short-Term Investments	0.1%
Written Call Options	(0.8%)

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Materials Select Sector SPDR Premium Income Fund to the State Street® Materials Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Materials Select Sector SPDR Premium Income Fund to the State Street® Materials Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000262289
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Real Estate Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Premium Income ETF
Trading Symbol	XLRI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Real Estate Select Sector SPDR® Premium Income ETF (the "Fund") for the period of July 30, 2025 (commencement of operations) through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Real Estate Select Sector SPDR® Premium Income ETF	$11	0.27%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	How did the Fund perform last year and what affected its performance? Performance information is not provided since the Fund has less than six months of operations.
Material Change Date	Dec. 31, 2025
AssetsNet	$ 1,417,180
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,625
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$1,417,180 Number of Portfolio Holdings3 Portfolio Turnover Rate2% Total Advisory Fees Paid$1,625
Holdings [Text Block]

Top Security Types

Assets	%
Mutual Funds and Exchange Traded Products	100.5%
Short-Term Investments	0.1%
Written Call Options	(0.6%)

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Real Estate Select Sector SPDR Premium Income Fund to the State Street® Real Estate Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Real Estate Select Sector SPDR Premium Income Fund to the State Street® Real Estate Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000262280
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Technology Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Premium Income ETF
Trading Symbol	XLKI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Technology Select Sector SPDR® Premium Income ETF (the "Fund") for the period of July 30, 2025 (commencement of operations) through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Technology Select Sector SPDR® Premium Income ETF	$12	0.27%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	How did the Fund perform last year and what affected its performance? Performance information is not provided since the Fund has less than six months of operations.
Material Change Date	Dec. 31, 2025
AssetsNet	$ 4,056,869
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 2,510
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$4,056,869 Number of Portfolio Holdings3 Portfolio Turnover Rate2% Total Advisory Fees Paid$2,510
Holdings [Text Block]

Top Security Types

Assets	%
Mutual Funds and Exchange Traded Products	101.3%
Short-Term Investments	0.1%
Written Call Options	(1.4%)

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Technology Select Sector SPDR Premium Income Fund to the State Street® Technology Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Technology Select Sector SPDR Premium Income Fund to the State Street® Technology Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000262281
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Utilities Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Premium Income ETF
Trading Symbol	XLUI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® Utilities Select Sector SPDR® Premium Income ETF (the "Fund") for the period of July 30, 2025 (commencement of operations) through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Utilities Select Sector SPDR® Premium Income ETF	$12	0.27%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	How did the Fund perform last year and what affected its performance? Performance information is not provided since the Fund has less than six months of operations.
Material Change Date	Dec. 31, 2025
AssetsNet	$ 5,471,281
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 3,042
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$5,471,281 Number of Portfolio Holdings4 Portfolio Turnover Rate1% Total Advisory Fees Paid$3,042
Holdings [Text Block]

Top Security Types

Assets	%
Mutual Funds and Exchange Traded Products	100.3%
Short-Term Investments	0.2%
Written Call Options	(0.5%)

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Utilities Select Sector SPDR Premium Income Fund to the State Street® Utilities Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 1, 2025 (the “Effective Date”), the Fund changed its name from The Utilities Select Sector SPDR Premium Income Fund to the State Street® Utilities Select Sector SPDR® Premium Income ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.